LVIP American Century Capital Appreciation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.00%
Aerospace & Defense–8.37%
†Axon Enterprise, Inc.	11,435	$4,856,330
Curtiss-Wright Corp.	6,503	4,429,324
HEICO Corp.	16,681	4,573,930
Howmet Aerospace, Inc.	74,242	17,109,811
†Rocket Lab Corp.	66,760	4,287,327
		35,256,722
Banks–0.79%
†NU Holdings Ltd. Class A	232,821	3,345,638
		3,345,638
Biotechnology–7.26%
†Alnylam Pharmaceuticals, Inc.	34,367	11,371,009
†Insmed, Inc.	50,297	8,224,566
†Natera, Inc.	33,660	6,731,663
†Viking Therapeutics, Inc.	130,497	4,246,372
		30,573,610
Broadline Retail–0.69%
†Coupang, Inc.	153,594	2,899,855
		2,899,855
Building Products–1.02%
Johnson Controls International PLC	32,944	4,314,017
		4,314,017
Capital Markets–1.85%
LPL Financial Holdings, Inc.	20,291	6,104,142
MSCI, Inc.	3,150	1,697,881
		7,802,023
Commercial Services & Supplies–1.12%
Republic Services, Inc.	21,521	4,713,529
		4,713,529
Communications Equipment–0.58%
†Ciena Corp.	6,272	2,434,979
		2,434,979
Construction & Engineering–4.20%
EMCOR Group, Inc.	8,609	6,356,111
Quanta Services, Inc.	20,607	11,313,655
		17,669,766
Construction Materials–1.58%
Vulcan Materials Co.	24,392	6,641,942
		6,641,942
Consumer Staples Distribution & Retail–1.96%
Casey's General Stores, Inc.	8,995	6,547,101
†Sprouts Farmers Market, Inc.	21,982	1,695,471
		8,242,572
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.41%
†Bright Horizons Family Solutions, Inc.	13,854	$1,137,829
†Duolingo, Inc.	6,056	596,940
		1,734,769
Electrical Equipment–4.40%
Hubbell, Inc.	5,033	2,469,894
Vertiv Holdings Co. Class A	64,096	16,061,176
		18,531,070
Electronic Equipment, Instruments & Components–0.47%
†Coherent Corp.	8,337	1,985,957
		1,985,957
Entertainment–2.55%
†ROBLOX Corp. Class A	116,055	6,564,071
†Spotify Technology SA	8,622	4,180,894
		10,744,965
Financial Services–3.23%
†Affirm Holdings, Inc.	60,138	2,755,523
†Corpay, Inc.	22,831	6,643,593
†Toast, Inc. Class A	159,084	4,217,317
		13,616,433
Ground Transportation–1.09%
†XPO, Inc.	23,659	4,602,858
		4,602,858
Health Care Equipment & Supplies–4.44%
†Dexcom, Inc.	142,288	8,935,687
†IDEXX Laboratories, Inc.	4,182	2,349,824
†Insulet Corp.	35,430	7,434,631
		18,720,142
Health Care Providers & Services–1.61%
Cencora, Inc.	21,582	6,779,769
		6,779,769
Hotels, Restaurants & Leisure–10.88%
†Chipotle Mexican Grill, Inc.	58,330	1,867,143
†DoorDash, Inc. Class A	10,757	1,615,163
Expedia Group, Inc.	13,470	3,110,088
†Flutter Entertainment PLC	31,178	3,178,597
Hilton Worldwide Holdings, Inc.	60,510	18,399,882
Royal Caribbean Cruises Ltd.	48,078	13,230,104
†Viking Holdings Ltd.	51,287	3,768,569
Wingstop, Inc.	4,278	662,962
		45,832,508
Household Durables–0.65%
†TopBuild Corp.	7,729	2,715,198
		2,715,198
LVIP American Century Capital Appreciation Fund–1

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.20%
Church & Dwight Co., Inc.	8,979	$837,920
		837,920
Independent Power and Renewable Electricity Producers–1.49%
Vistra Corp.	41,733	6,273,722
		6,273,722
Interactive Media & Services–0.63%
†Reddit, Inc. Class A	19,759	2,660,549
		2,660,549
IT Services–5.36%
†Cloudflare, Inc. Class A	59,489	12,274,960
†Okta, Inc.	48,036	3,780,913
†Snowflake, Inc. Class A	18,168	2,740,098
†Twilio, Inc. Class A	30,162	3,794,983
		22,590,954
Life Sciences Tools & Services–2.89%
Bio-Techne Corp.	103,144	5,390,306
West Pharmaceutical Services, Inc.	27,058	6,781,817
		12,172,123
Machinery–0.81%
Crane Co.	19,822	3,389,562
		3,389,562
Metals & Mining–0.68%
†Capstone Copper Corp.	236,289	1,781,807
†MP Materials Corp.	22,189	1,070,841
		2,852,648
Oil, Gas & Consumable Fuels–4.55%
Cameco Corp.	19,467	2,114,311
Expand Energy Corp.	32,425	3,559,616
Permian Resources Corp. Class A	185,429	3,953,346
Targa Resources Corp.	37,953	9,515,956
		19,143,229
Pharmaceuticals–0.73%
†Structure Therapeutics, Inc. ADR	63,837	3,076,943
		3,076,943
Professional Services–0.76%
†CACI International, Inc. Class A	5,895	3,206,114
		3,206,114
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.50%
†Astera Labs, Inc.	15,900	$1,742,640
†Lattice Semiconductor Corp.	52,830	4,900,511
Monolithic Power Systems, Inc.	8,854	9,680,521
†ON Semiconductor Corp.	42,601	2,637,854
		18,961,526
Software–5.99%
†Cadence Design Systems, Inc.	14,896	4,139,151
†Datadog, Inc. Class A	56,327	6,649,402
†Fair Isaac Corp.	4,767	5,088,963
†HubSpot, Inc.	8,840	2,157,844
†Samsara, Inc. Class A	141,604	4,487,431
†Zscaler, Inc.	19,371	2,717,558
		25,240,349
Specialty Retail–5.31%
†Burlington Stores, Inc.	23,477	7,638,946
†Carvana Co.	21,742	6,835,250
Tractor Supply Co.	174,322	7,896,787
		22,370,983
Technology Hardware, Storage & Peripherals–0.57%
†Everpure, Inc. Class A	40,979	2,419,400
		2,419,400
Textiles, Apparel & Luxury Goods–1.43%
†On Holding AG Class A	110,229	3,749,991
Tapestry, Inc.	16,064	2,266,791
		6,016,782
Trading Companies & Distributors–2.95%
Fastenal Co.	170,533	7,912,731
WESCO International, Inc.	16,486	4,510,900
		12,423,631
Total Common Stock (Cost $353,487,932)		412,794,757

MONEY MARKET FUND–2.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	9,333,138	9,333,138
Total Money Market Fund (Cost $9,333,138)		9,333,138

TOTAL INVESTMENTS–100.22% (Cost $362,821,070)	422,127,895
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(928,122)
NET ASSETS APPLICABLE TO 28,989,347 SHARES OUTSTANDING–100.00%	$421,199,773

LVIP American Century Capital Appreciation Fund–2

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP American Century Capital Appreciation Fund–3